JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summarised balance sheet
Cash and cash equivalents	$ 44,473,270	$ 48,129,194
Total current assets	408,668,037	397,114,401
Intangible assets	174,797,456	173,783,956	$ 76,704,869
Property, plant and equipment	74,573,278	67,853,835	$ 49,908,325
Total non-current assets	441,960,310	420,944,757
Total current liabilities	329,505,846	298,712,534
Total non-current liabilities	171,558,140	188,850,517
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	450,687	39,085
Other current assets	6,429,065	4,824,095
Total current assets	6,879,752	4,863,180
Intangible assets	17,122,954	15,943,633
Investments in joint ventures and associates	3,623,325	3,027,061
Total non-current assets	20,746,279	18,970,694
Other current liabilities	1,832,719	2,696,046
Total current liabilities	1,832,719	2,696,046
Financial liabilities	22,318,949	18,498,360
Other non- current liabilities	653,604	471,444
Total non-current liabilities	22,972,553	18,969,804
Net assets	2,820,759	2,168,024
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	3,086	745,758
Other current assets	55,960,505	49,857,184
Total current assets	55,963,591	50,602,942
Property, plant and equipment	11,195,394	12,277,213
Other non- current assets		74,459
Total non-current assets	11,195,394	12,351,672
Financial liabilities	19,015,285	18,747,463
Other current liabilities	8,595,232	11,501,222
Total current liabilities	27,610,517	30,248,685
Other non- current liabilities	3,447,008	3,841,374
Total non-current liabilities	3,447,008	3,841,374
Net assets	$ 36,101,460	$ 28,864,555